Note 11 - Income Taxes (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0	$ 0
Deferred Tax Liabilities, Net, Total	$ 0		$ 0		$ 0